Analysis of performance by segment - Performance measure (Details) - Insurance operations - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Analysis of operating segments
Unamortised interest-related realised gains related to previously sold bonds	$ 414		$ 355
Non-linked shareholder-backed | Equity-type securities
Equity-type securities
Financial investments	$ 5,447	$ 4,963
Non-linked shareholder-backed | Equity-type securities | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	5.50%		4.60%
Non-linked shareholder-backed | Equity-type securities | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	16.90%		17.60%